Document And Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	Platform Specialty Products Corp
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001590714
Document Period End Date	Dec. 31, 2014